Summary of Significant Accounting Policies (Narrative) (Details)		3 Months Ended								12 Months Ended
	Oct. 25, 2019 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2019 USD ($)
Related Party Transaction [Line Items]
Allowance for uncollectible amounts		$ 0				$ 0				$ 0	$ 0
Write-offs										0	0	$ 0
Capitalized software, net		2,400,000				1,300,000				2,400,000	1,300,000
Capitalized software, accumulated amortization		5,300,000				5,000,000.0				5,300,000	5,000,000.0
Capitalized software, amortization expense										800,000	500,000	600,000
Long-lived assets, impairment charges										$ 0	0	0
Operating segments | segment										1
Reportable segments | segment										1
Revenue		529,000	$ 832,000	$ 638,000	$ 1,782,000	1,287,000	$ 386,000	$ 669,000	$ 507,000	$ 3,781,000	2,849,000	1,754,000
Unbilled receivables		0								0			$ 200,000
Contract assets		0								0
Deferred revenue		$ 0								0
Maximum amount of cash award										$ 30,000,000.0
Cash award, target date milestone, vesting percentage										50.00%
Cash award, one year anniversary milestone, vesting percentage										50.00%
Cash award expiration period after defined target date										6 months
Cash award, reduction of milestone award after defined target date										0.5
Milestone percentage, received by each participant		100.00%								100.00%
Cash award, compensation expense	$ 9,900,000
Cash incentive plan, accrual		$ 0				$ 0				$ 0	$ 0
Customer Concentration Risk | Two Customers | Revenue
Related Party Transaction [Line Items]
Concentration risk, percentage										100.00%
Customer Concentration Risk | One Customer | Accounts Receivable
Related Party Transaction [Line Items]
Concentration risk, percentage										42.00%
Deferred bonus
Related Party Transaction [Line Items]
Days to receive bonus pool allocation											60 days
Stock option
Related Party Transaction [Line Items]
Vesting period										4 years
Expiration period										10 years
Restricted stock units
Related Party Transaction [Line Items]
Vesting period										4 years
Spaceflight operations
Related Party Transaction [Line Items]
Revenue										$ 800,000	$ 800,000	0
Engineering services
Related Party Transaction [Line Items]
Revenue										2,800,000	1,200,000	1,000,000.0
Sponsorship revenue
Related Party Transaction [Line Items]
Revenue										$ 200,000	$ 800,000	$ 800,000
Capitalized software
Related Party Transaction [Line Items]
Useful life										3 years